Pension Plans, Retirement Benefits and Savings Plans	6 Months Ended
Jun. 30, 2014
Pension Plans, Retirement Benefits and Savings Plans disclosure
Pension Plans, Retirement Benefits and Savings Plans disclosure [Text Block]

10.                PENSION PLANS, RETIREMENT BENEFITS AND SAVINGS PLANS

The following tables summarize the components of net periodic benefit cost for the Company’s pension and postretirement benefit plans recognized in the consolidated statement of income.

	Pension Plans		Postretirement Benefit Plans
(for the three months ended June 30, in millions)	2014	2013	2014	2013

Net Periodic Benefit Cost:
Service cost	$28	$30	$—	$—
Interest cost on benefit obligation	37	33	3	2
Expected return on plan assets	(55)	(52)	—	—
Amortization of unrecognized:
Prior service benefit	—	—	—	(1)
Net actuarial (gain) loss	16	26	(1)	—
Net periodic benefit cost	$26	$37	$2	$1

	Pension Plans		Postretirement Benefit Plans
(for the six months ended June 30, in millions)	2014	2013	2014	2013

Net Periodic Benefit Cost:
Service cost	$55	$59	$—	$—
Interest cost on benefit obligation	75	66	5	4
Expected return on plan assets	(109)	(104)	—	—
Amortization of unrecognized:
Prior service benefit	—	—	(1)	(1)
Net actuarial (gain) loss	32	53	(1)	—
Net periodic benefit cost	$53	$74	$3	$3